STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 14 – STOCK-BASED COMPENSATION

Stock Warrants

Stock Warrants Issued to Directors, Officers and Employees

In July 2020, the Company and Heng Fai Ambrose Chan, a Director of the Company, entered into a Stock Purchase and Share Subscription Agreement (the “SPA Agreement”) pursuant to which Mr. Chan invested $3.0 million in the Company in exchange for 30.0 million shares of the Company’s Class A Common Stock and a fully vested Stock Warrant to purchase up to 10.0 million shares of the Company’s Class A Common Stock at an exercise price of $0.20 per share. In July 2020, Mr. Chan assigned to DSS all interests in the SPA Agreement and the transactions contemplated in the SPA Agreement were completed. Mr. Chan is also a Director of DSS.

In October 2017, the Company issued a convertible note in the principal amount of $50,000 to HWH International, Inc. (“HWH”) and a detachable stock warrant to purchase up to 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. The Note is convertible into 333,333 shares of the Company’s Common Stock and expires in October 2022. HWH is affiliated with Heng Fai Ambrose Chan, who in April 2020 became a Director of the Company. On August 9, 2022, HWH and the Company executed an agreement to settle the Note and cancel the related stock warrant for $78,636, which amount represents the principal plus accrued interest. The detachable stock warrant to purchase the additional 333,333 shares of the Company’s Common Stock was forfeited by the Holder upon payment. The Company made the payment to HWH on August 9, 2022.

During fiscal year 2020, subsidiaries of the Company entered multi-year employment agreements with its key employees. In general, each employment contract contained a fully vested initial grant of warrants exercisable at a fixed exercise price and, provided for subsequent grants that were exercisable at a discounted price based on the 10-day average stock price determined at the time of exercise. The subsequent grants would vest at each anniversary date of the employment agreement effective date. The Company begins recognizing the compensatory nature of the warrants at the service inception date and ceases recognition at the vesting date. Due to the variable nature of the exercise price for some grants, the Company will continue to recognize expense (or benefit) after the end of the service period until the warrants are exercised or expire. As such, the Company disclosures below are based on either (i) the fixed exercise price of the warrant; or (ii) the variable exercise price of the warrant as determined on the last day of the period.

During the three months ended December 31, 2022, and 2021, the Company recognized a compensatory gain of $39,375 and $154,488, respectively, in connection with grants with a variable exercise price after service is completed. During the nine months ended December 31, 2022, and 2021, the Company recognized a gain of $207,210 and 1,935,588, respectively, in connection with grants with a variable exercise price after service is completed.

NOTE 17 – STOCK-BASED COMPENSATION

A subsidiary of the Company has awarded compensatory warrants to purchase shares of the Company’s common stock to its officers and employees (see Note 2 – “SIGNIFICANT ACCOUNTING POLICIES - Share-Based Payments” for more details) and warrants to purchase shares of the Company’s common stock to its independent sales force. Further, the Company from time to time, awards stock warrants to its consultants in exchange for services.

Stock Warrants

Stock Warrants Issued to Related Parties, Directors, Officers, and Employees

In the fiscal year ended March 31, 2021, the Company issued to Company directors, officers, and employees stock warrants to purchase, in the aggregate, up to 29,200,000 shares of its Common Stock, with an aggregate grant date fair value of $3.6 million. Some of the stock warrants outstanding as of March 31, 2022, are exercisable at a variable exercise price (see Note 2 – “SIGNIFICANT ACCOUNTING POLICIES - Share-Based Payments” for more details) pursuant to the related employment agreements.

As discussed in Note 14, in July 2020, the Company and Heng Fai Ambrose Chan, a Director of the Company, entered into a Stock Purchase and Share Subscription Agreement (the “SPA Agreement”) pursuant to which Mr. Chan agreed to invest $3.0 million in the Company in exchange for 30.0 million shares of the Company’s Class A Common Stock and a fully vested Stock Warrant to purchase up to 10.0 million shares of the Company’s Class A Common Stock at an exercise price of $0.20 per share. In July 2020, Mr. Chan assigned to DSS all interests in the SPA Agreement and the transactions contemplated in the SPA Agreement were completed. Mr. Chan is a Director of DSS.

In October 2017, the Company issued a convertible note in the principal amount of $50,000 to HWH International, Inc (“HWH”) and a detachable stock warrant to purchase up to 333,333 shares of the Company’s Common Stock, at an exercise price of $0.15 per share. The Note is convertible into 333,333 shares of the Company’s Common Stock and expires in October 2022. HWH is affiliated with Heng Fai Ambrose Chan, who in April 2020 became a Director of the Company.

The following table summarizes the activity relating to the Company’s stock warrants held by Related Parties (all of which are fully vested) (See Note 15 above for more details):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	333,333	$0.15	2.4
Granted	10,000,000		-
Exercised		-	-
Expired or forfeited	-		-
Outstanding at March 31, 2021	10,333,333	$0.20	2.3
Granted	250,000,000	0.14	-
Exercised	(50,000,000)	0.0001
Expired or forfeited	-	-	-
Outstanding at March 31, 2022	210,333,333	$0.18	4.1

The following table summarizes the activity relating to the Company’s vested and unvested stock warrants held by Directors, Officers, and Employees:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	22,000,000	$0.002	4.2
Granted	29,200,000	0.13	-
Exercised	(9,000,000)	0.0001	-
Expired or forfeited	(18,125,000)	0.0001	-
Outstanding at March 31, 2021	24,075,000	$0.11	3.5
Granted	-	-	-
Exercised	(1,500,000)	0.13	-
Expired or forfeited	(2,875,000)	0.19	-
Outstanding at March 31, 2022	19,700,000	$0.03	2.6
Less: unvested at March 31, 2022	5,625,000	$0.02	2.1
Vested at March 31, 2022	14,075,000	$0.04	2.8

Stock Warrants Issued to Our Independent Sales Force

In the fiscal year ended March 31, 2021, the Company issued fully vested warrants to purchase up to 4,013,000 shares of its Common Stock to members of its independent sales force, with a fair value of $1.5 million. The warrants are exercisable for a period ranging from one to two years from the issuance date, at the exercise price ranging from $0.01 per share to $0.25 per share. In the fiscal year ended March 31,2022, and 2021, warrants held by independent distributors to purchase up to 1,507,200 shares and 2,066,600 shares, respectively, of the Company’s Common Stock expired or were otherwise terminated or forfeited. See Note 2 – “SIGNIFICANT ACCOUNTING POLICIES - Sales Commissions” for more details.

The following table summarizes the activity relating to the Company’s stock warrants held by members of the Company’s independent sales force (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	4,390,600	$0.04	2.5
Granted	4,013,000	0.01	-
Exercised	(2,339,000)	0.01	-
Expired or forfeited	(2,066,600)	0.25	-
Outstanding at March 31, 2021	3,998,000	$0.09	1.4
Granted	2,400	0.01	-
Exercised	(313,200)	0.01	-
Expired or forfeited	(1,507,200)	0.03	-
Outstanding at March 31, 2022	2,180,000	$0.02	1.2

Stock Warrants Held by Our Consultants

From time to time, the Company has granted fully vested warrants to purchase shares of its Common Stock to its consultants in exchange for services. The following table summarizes the activity relating to the Company’s stock warrants held by Company consultants (all of which are fully vested):

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Term
Outstanding at April 30, 2020	160,000	$1.97	3.80
Granted	-	-	-
Exercised	-	-	-
Expired or forfeited	(60,000)	0.25	-
Outstanding at March 31, 2021	100,000	$3.00	1.00
Granted	-	-	-
Exercised, expired or forfeited	-	-	-
Outstanding at March 31, 2022	100,000	$3.00	0.02

The following table summarizes additional information relating to all stock warrants outstanding and warrants exercisable as of March 31, 2022:

All Warrants Outstanding			All Warrants Exercisable
	Weighted Average Remaining	Weighted Average		Weighted Average
Number of Shares	Contractual life (in years)	Exercise Price	Number of Shares	Exercise Price
3,000,000	5.40	$0.0001	3,000,000	$0.0001
16,700,000	2.10	$0.04	11,075,000	$0.04
210,000,000	4.1	$0.18	210,000,000	$0.18
2,180,000	1.20	$0.02	2,180,000	$0.02
333,333	0.50	$0.15	333,333	$0.15
100,000	0.02	$3.00	100,000	$3.00
232,313,333			226,688,333